SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Computer software	12 Months Ended
Dec. 31, 2025
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Disclosure of classes of share capital [line items]
Useful life	3 years
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Disclosure of classes of share capital [line items]
Useful life	10 years